J.P. Morgan Mortgage Trust 2020-3 ABS-15G

Exhibit 99.12

Client Name:	JP Morgan Chase Bank, N.A.
Client Project Name:	JPMMT 2020-3
Start - End Dates:	10/2019 - 2/2020
Deal Loan Count:	32

Loan Level Tape Compare Upload

Loans in Report	32
Seller Loan ID	Alt Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	301409300	XXXXXX	Combined LTV	75.59	71.32
XXXXXX	301409300	XXXXXX	Debt to Income Ratio (Back)	28.3140	36.2426
XXXXXX	301490310	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	301490308	XXXXXX	Origination Date	XXXXXX	XXXXXX
XXXXXX	301490307	XXXXXX	Borrower 1 Self Employed Flag	Yes	No
XXXXXX	301490306	XXXXXX	Borrower 1 Self Employed Flag	Yes	No
XXXXXX	301490305	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	301490305	XXXXXX	Origination Date	XXXXXX	XXXXXX
XXXXXX	301490304	XXXXXX	Origination Date	XXXXXX	XXXXXX
XXXXXX	301322397	XXXXXX	Borrower 1 Self Employed Flag	Yes	No
XXXXXX	301339120	XXXXXX	Maturity Date	XXXXXX	XXXXXX
XXXXXX	301339118	XXXXXX	Maturity Date	XXXXXX	XXXXXX
XXXXXX	301339049	XXXXXX	Maturity Date	XXXXXX	XXXXXX
XXXXXX	301323319	XXXXXX	Maturity Date	XXXXXX	XXXXXX
XXXXXX	301340189	XXXXXX	Maturity Date	XXXXXX	XXXXXX
XXXXXX	301340184	XXXXXX	Maturity Date	XXXXXX	XXXXXX

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